Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity
Schedule of capital

		Amount of shares
		Common		Preferred shares		Preferred shares
		shares	%	class A	%	class B	%	Total	%

Novonor		226,334,623	50.11	79,182,498	22.95			305,517,121	38.32
Petrobras		212,426,952	47.03	75,761,739	21.96			288,188,691	36.15
ADR	(i)			62,466,606	18.10			62,466,606	7.84
Other		12,907,077	2.86	127,649,522	36.99	478,790	100.00	141,035,389	17.69
Total		451,668,652	100.00	345,060,365	100.00	478,790	100.00	797,207,807	100.00
Treasury shares				27				27
Total		451,668,652	100.00	345,060,392	100.00	478,790	100.00	797,207,834	100.00

Authorised		535,661,731		616,682,421		593,818		1,152,937,970

(i)	American Depositary Receipt ("ADR") traded on the New York Exchange - NYSE (USA)

Schedule of changes in shares

		Amount of shares
	Note	2022	Changes	2023
Outstanding shares
Commom shares		451,668,652		451,668,652
Preferred Class A	26.2	344,394,984	665,381	345,060,365
Preferred Class B		478,790		478,790
		796,542,426	665,381	797,207,807

Treasury shares
Preferred Class A	26.2	665,408	(665,381)	27

Total		797,207,834		797,207,834

Schedule of accumulated losses

2023

Loss for the year of the Company's shareholders	(4,579)
Amounts posted directly to the Retained Earnings account:
Realization of deemed cost of parent company, net of taxes15	15
(4,564)
Loss absorption using profit reserve:
Profit reserves	1,826
Accumulated losses	(2,738)